The Company has the following stock options outstanding as of December 31, 2022: (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 Number	Nov. 17, 2022 Number	Apr. 20, 2022 Number	Dec. 31, 2021 shares	Dec. 31, 2021 Number	Apr. 13, 2021 Number	Jan. 20, 2021 Number	Dec. 31, 2020 Number
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	3,941,982	3,941,982	211,942	1,560,697	3,923,491	3,923,491	855,234	743,671	2,734,073
Exercise price | $ / shares	$ 3.46
Weighted average remaining contractual life (years) | shares	1,972,929
Weighted average remaining contractual life (years)	3 years 2 months 19 days
Date of expiry1 [member]
IfrsStatementLineItems [Line Items]
Expiry date	November 14, 2023
Number of stock options outstanding | Number		13,187
Exercise price | $ / shares	$ 2.37
Weighted average remaining contractual life (years) | shares	13,187
Weighted average remaining contractual life (years)	10 months 14 days
Date of expiry 2 [member]
IfrsStatementLineItems [Line Items]
Expiry date	March 29, 2024
Number of stock options outstanding | Number		200,450
Exercise price | $ / shares	$ 2.37
Weighted average remaining contractual life (years) | shares	200,450
Weighted average remaining contractual life (years)	1 year 2 months 27 days
Date of expiry 3 [member]
IfrsStatementLineItems [Line Items]
Expiry date	August 27, 2024
Number of stock options outstanding | Number		868,750
Exercise price | $ / shares	$ 2.40
Weighted average remaining contractual life (years) | shares	868,750
Weighted average remaining contractual life (years)	1 year 7 months 28 days
Date of expiry 4 [member]
IfrsStatementLineItems [Line Items]
Expiry date	December 9, 2025
Number of stock options outstanding | Number		643,983
Exercise price | $ / shares	$ 3.20
Weighted average remaining contractual life (years) | shares	486,136
Weighted average remaining contractual life (years)	2 years 11 months 8 days
Date of expiry 5 [member]
IfrsStatementLineItems [Line Items]
Expiry date	January 1, 2026
Number of stock options outstanding | Number		593,087
Exercise price | $ / shares	$ 8.75
Weighted average remaining contractual life (years) | shares	201,906
Weighted average remaining contractual life (years)	3 years 4 days
Date of expiry 6 [member]
IfrsStatementLineItems [Line Items]
Expiry date	February 16, 2027
Number of stock options outstanding | Number		122,608
Exercise price | $ / shares	$ 1.13
Weighted average remaining contractual life (years) | shares
Weighted average remaining contractual life (years)	4 years 1 month 16 days
Date of expiry 7 [member]
IfrsStatementLineItems [Line Items]
Expiry date	April 20, 2027
Number of stock options outstanding | Number		1,220,583
Exercise price | $ / shares	$ 2.75
Weighted average remaining contractual life (years) | shares
Weighted average remaining contractual life (years)	4 years 3 months 19 days
Date of expiry 8 [member]
IfrsStatementLineItems [Line Items]
Expiry date	November 27, 2027
Number of stock options outstanding | Number		89,334
Exercise price | $ / shares	$ 1.13
Weighted average remaining contractual life (years) | shares	12,500
Weighted average remaining contractual life (years)	4 years 10 months 17 days
Date of expiry 9 [member]
IfrsStatementLineItems [Line Items]
Expiry date	December 12, 2028
Number of stock options outstanding | Number		190,000
Exercise price | $ / shares	$ 1.00
Weighted average remaining contractual life (years) | shares	190,000
Weighted average remaining contractual life (years)	5 years 11 months 12 days